SCHEDULE OF ACCOUNTS AND OTHER RECEIVABLE (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Receivables [Abstract]
Accounts receivable - third parties	$ 115,864	$ 148,990	$ 191,766
Deposits	4,043	5,199	53,146
GST receivable	14,264	18,342	8,360
Other receivable	13,537	17,407	16,737
Prepayment	1,614,801	2,076,472	6,725
Accrued interest income	29,494	37,926
Accounts and other receivable	1,792,002	2,304,336	276,734
Allowance for credit losses	(13,537)	(17,407)
Accounts and other receivable, net	1,778,466	2,286,929	276,734
Accounts and other receivable, net	$ 1,778,466	$ 2,286,929	$ 276,734